Insurance Receivable and Impairment	12 Months Ended
Dec. 31, 2021
Loss Contingency [Abstract]
Insurance Receivable and Impairment

(2) Insurance Receivable and Impairment

One of the Company’s customers became bankrupt in 2019. As a result of the assessment of the previously insolvent customer’s restructuring and successful exit from bankruptcy, the Company recorded a container loss recovery of $7,986 included in “container lessee default (recovery) expense, net” in the consolidated statements of operations during the year ended December 31, 2021.   The Company did not submit a final insurance claim after its review of the previously insolvent customer’s restructuring plan, therefore, the insurance receivable of $2,106 that was recorded in the “prepaid expenses and other current assets” in the consolidated balance sheets as of December 31, 2020 was reversed and also included in “container lessee default (recovery) expense, net” during 2021. In April 2021, the bankruptcy settlement amount related to the restructuring of the previously insolvent customer was finalized. Under the terms of the settlement agreement, the Company received $77 in cash and $5,789 in stock value of the previously insolvent customer, whose stock value is denominated in renminbi and held in China. The stock fair value was recorded as “marketable securities” in the consolidated balance sheet.